Debt (Long-Term Debt - Scheduled Repayments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt
Long-term debt repayments scheduled for 2015	$ 6,482
Long-term debt repayments scheduled for 2016	5,523
Long-term debt repayments scheduled for 2017	6,508
Long-term debt repayments scheduled for 2018	5,800
Long-term debt repayments scheduled for 2019	6,348
Long-term debt repayments scheduled for the period thereafter	$ 54,205
Weighted average interest rate of long-term debt repayment scheduled for 2015	4.00%
Weighted average interest rate of long-term debt repayment scheduled for 2016	2.10%
Weighted average interest rate of long-term debt repayment scheduled for 2017	2.40%
Weighted average interest rate of long-term debt repayment scheduled for 2018	4.60%
Weighted average interest rate of long-term debt repayment scheduled for 2019	3.70%
Weighted average interest rate of long-term debt repayment scheduled for the period thereafter	4.90%